Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 200.0	$ 466.0	$ 482.0
Fair value losses recognized in the Consolidated Income Statements	0.0	(266.0)	(16.0)
Sale of equity investments	(143.0)	0.0	0.0
Fair value at the end of the period	57.0	200.0	466.0
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	34.0	32.0	31.0
Fair value losses recognized in the Consolidated Income Statements	5.3	1.8	1.0
Sale of equity investments	(39.0)	0.0	0.0
Fair value at the end of the period	$ 0.0	$ 34.0	$ 32.0